Debt and Lease Arrangements - Schedule of Future Minimum Lease Payments for Finance and Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 46,112
Interest	15,575
Lease liabilities	30,537	$ 30,063
Finance leases, Future minimum lease payments			$ 22,939
Finance leases, Interest			8,913
Finance leases, Present value of future minimum lease payments			14,026
Operating leases, Future minimum lease payments			24,219
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	7,337
Interest	2,381
Lease liabilities	4,956
Finance leases, Future minimum lease payments			2,061
Finance leases, Interest			1,039
Finance leases, Present value of future minimum lease payments			1,022
Operating leases, Future minimum lease payments			4,784
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	17,435
Interest	6,141
Lease liabilities	11,294
Finance leases, Future minimum lease payments			7,508
Finance leases, Interest			3,391
Finance leases, Present value of future minimum lease payments			4,117
Operating leases, Future minimum lease payments			11,575
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	21,340
Interest	7,053
Lease liabilities	$ 14,287
Finance leases, Future minimum lease payments			13,370
Finance leases, Interest			4,483
Finance leases, Present value of future minimum lease payments			8,887
Operating leases, Future minimum lease payments			$ 7,860